Net Income per Share	12 Months Ended
Dec. 31, 2023
Net Income per Share
Net Income per Share

3. Net Income per Share

The following table sets forth the computation of basic and diluted net (loss) income per share attributable to ordinary shareholders:

	Year Ended December 31,
	(Amount in Thousands, Except Share and Per Share Data)
	2021	2022	2023
	Class A and Class B	Class A and Class B	Ordinary shares
Net income attributable to ordinary shareholders	1,314,131	976,571	1,009,494
Weighted average number of ordinary shares outstanding—basic	335,858,180	341,660,160	347,369,860
Plus: effect of dilutive stock options	1,713,550	253,540	—
Plus: effect of dilutive non-vested restricted share awards	246,000	67,010	52,720
Weighted average number of ordinary shares outstanding—diluted	337,817,730	341,980,710	347,422,580
Basic net income per share	3.91	2.86	2.91
Diluted net income per share	3.89	2.86	2.91

In January 2016, the Company’s shareholders voted in favor of a proposal to adopt a dual-class share structure, pursuant to which authorized share capital was reclassified and re-designated into Class A ordinary shares and Class B ordinary shares, with each Class A ordinary share being entitled to one vote and each Class B ordinary share being entitled to four votes on all matters that are subject to shareholder vote. As economic rights and obligations are applied equally to both Class A and Class B ordinary shares, earnings are allocated between the two classes of ordinary shares evenly with the same allocation on a per share basis.

On July 13, 2022, the Company completed its secondary listing on the Main Board of The Stock Exchange of Hong Kong Limited (the “Hong Kong Stock Exchange”) and all Class B ordinary shares were converted into Class A ordinary shares on a one-for-one basis. Subsequently, no Class B ordinary shares will be issued or outstanding and the Company will cease to have a dual-class voting structure. On December 23, 2022, the Company adopted the sixth amended and restated memorandum and articles of association to reflect the removal of the dual-class voting structure, among other things.

Shares issuable to the investors of Camsing Incident (as defined in Note 14) are included in the computation of basic earnings per share as the shares will be issued for no cash consideration and all necessary conditions have been satisfied upon the settlement.

Diluted net income per share does not include the following instruments as their inclusion would be antidilutive:

	Years Ended December 31,
	2021	2022	2023
Share options	2,815,660	9,340,880	7,359,150
Non-vested restricted shares under share incentive plan	412,550	1,143,070	1,738,010
Total	3,228,210	10,483,950	9,097,160